Leases (Tables)	6 Months Ended
Apr. 30, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to the Lease	The components of lease expense and supplemental cash flow information related to the lease for the period are as follows:
Six Months Ended
April 30, 2024
Lease Cost
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$88,754

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$88,754
Weighted average remaining lease term – operating leases (in years)	2.25
Average discount rate – operating lease	4.75%

Schedule of Supplemental Balance Sheet Information Related to Leases	The supplemental balance sheet information related to the lease is as follows:
	April 30,	October 31,
	2024	2023
Operating lease
Right-of-use assets	$398,026	$473,246

Operating lease liabilities	$339,227	$327,794

Schedule of Undiscounted Future Minimum Lease Payment Schedule	The undiscounted future minimum lease payment schedule as follows:
For the fiscal years ended October 31,	Amounts
2024 (six months from May 1, 2024 to October 31, 2024)	$88,199
2025	176,398
2026	74,630
Total	$339,227